Long-Term Investments - Schedule of Long-term investments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long Term Investments [Line Items]
Beginning balance	¥ 2,084,933	¥ 2,295,032	¥ 1,549,176
Additons	144,237	127,018	730,477
Investment gain(loss)	(261,991)	(224,364)	25,062
Disposals (Note 26(3))	0	0	(165,000)
Share of results of equity method investees	(29,069)	54,740	4,117
Transfer		(204,836)
Foreign currency translation	25,084	37,343	151,200
Ending balance	1,963,194	2,084,933	2,295,032
Equity Securities [Member]
Schedule of Long Term Investments [Line Items]
Beginning balance	198,006	191,000	210,354
Additons	0	0	0
Changes from debt investments to equity investments without readily determinable fair values		57,832
Investment gain(loss)	(24,189)	(50,826)	95,752
Changes from equity investment to debt investment			(116,129)
Foreign currency translation	0	0	1,023
Ending balance	173,817	198,006	191,000
Equity investments with readily determinable fair values [Member]
Schedule of Long Term Investments [Line Items]
Beginning balance	104,972	112,641
Additons	0	0	191,981
Investment gain(loss)	(27,425)	(7,989)	(78,282)
Foreign currency translation	804	320	(1,058)
Ending balance	78,351	104,972	112,641
Debt Securities [Member]
Schedule of Long Term Investments [Line Items]
Beginning balance	1,228,595	1,626,131	1,338,822
Additons	0	0	209,451
Changes from debt investments to equity investments without readily determinable fair values		(57,832)
Investment gain(loss)	(210,377)	(165,549)	7,592
Changes from equity investment to debt investment			116,129
Disposals (Note 26(3))	0	0	(165,000)
Transfer		(204,836)
Foreign currency translation	15,986	30,681	119,137
Ending balance	1,034,204	1,228,595	1,626,131
Equity method investments [Member]
Schedule of Long Term Investments [Line Items]
Beginning balance	553,360	365,260
Additons	144,237	127,018	329,045
Share of results of equity method investees	(29,069)	54,740	4,117
Foreign currency translation	8,294	6,342	32,098
Ending balance	¥ 676,822	¥ 553,360	¥ 365,260